Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
MakerBot [Member]
Schedule of Total Purchase Price

The total consideration transferred to effect the MakerBot transaction is as follows (in thousands):

Issuance of ordinary shares to MakerBot stockholders	$446,019
Tax withholding and other payments on behalf of MakerBot stockholders	12,163
Exchange of MakerBot stock options for the Company options	7,198
Earn-out at estimated fair value	28,270
Total consideration	$493,650

Schedule of Stock Option Assumptions

The following assumptions were applied in determining the fair value of the exchanged MakerBot stock options:

Risk-free interest rate	0.36%
Expected option term	1.38 years
Expected price volatility	59.41%
Dividend yield	-
Weighted average merger date fair value	$92.73

Schedule of Assets Acquired and Liabilities Assumed

The allocation of the purchase price to assets acquired and liabilities assumed is as follows (in thousands):

Allocation of
Purchase Price
Cash and cash equivalents	$3,405
Accounts receivable - Trade	878
Accounts receivable - Other	923
Deferred tax assets	5,964
Inventories	10,314
Property, plant and equipment	4,658
Goodwill	372,008
Intangible assets	168,386
Other non-current assets	7,068
Total assets acquired	573,604
Accounts payable & other liabilities	6,581
Unearned revenue	4,075
Deferred tax liabilities	69,120
Other non-current liabilities	178
Total liabilities assumed	79,954
Net assets acquired	$493,650

Schedule of Acquired Intangible Assets

The allocation of the purchase price to the net assets acquired and liabilities assumed resulted in the recognition of the following intangible assets (in thousands):

		Weighted Average
	Amount	Life - Years
Developed technology	43,227	5
Trade name	42,134	11
Customer relationships - Distributors	19,315	10
Customer relationships - Direct	3,435	1
Non-compete agreement	10,004	4
IPR&D - Printers	34,189	Indefinite
IPR&D - Peripherals	16,082	Indefinite
Total	168,386

Schedule of Results of Operations in Merger
Actual MakerBot results of operations included in the Consolidated Results of Operations (in thousands):
Net sales	$35,603
Loss attributable to MakerBot	(5,306)

Schedule of Consolidated Results of Operations
	Year ended
(Unaudited , in thousands except share data)	December 31,
	2013	2012
Supplemental pro forma combined results of operations:
Net sales	$518,714	$230,052
Loss attributable to Stratasys Ltd.	(23,928)	(30,211)
Loss per ordinary share attributable to Stratasys Ltd. - basic	(0.54)	(0.74)
Loss per ordinary share attributable to Stratasys Ltd. - diluted	$(0.54)	$(0.78)

Schedule of Adjustments to Supplemental Pro Forma Results of Operations

Adjustments for the supplemental pro forma combined results of operations are as follows (in thousands):

	Year ended
	December 31,
	2013	2012
Increase in amortization of intangibles	$13,466	$23,556
Adjust performance bonus expenses	(163)	19,836
Adjust expenses related to business combination
(deal fees, inventory and deferred revenues step-up and earn-out revaluation)	(10,628)	11,272
Adjust taxes related to the adjustments to the supplemental pro forma	(4,239)	(20,226)
	$(1,564)	$34,438

Objet Ltd [Member]
Schedule of Total Purchase Price

Under these accounting standards, Stratasys Inc.'s total purchase price is calculated as if Stratasys Inc. had issued its shares to Objet's shareholders and converted options to purchase Objet's ordinary shares to options to purchase Stratasys Inc. common stock, as follows:

(in millions, except price per share)
Number of shares of Objet ordinary shares outstanding on December 1, 2012	15.4
Exchange ratio	1.0
Stratasys, Inc. shares deemed (for accounting purposes only) issued to Objet shareholders	15.4
Stratasys, Inc. closing price on December 1, 2012 merger date	$74.95
Total fair value of stock consideration	1,158
Fair value of deemed (for accounting purposes only) conversion of Objet equity awards	183
Fair value of non-controlling interest	0.3
Total purchase price	$1,341

Schedule of Stock Option Assumptions

The following assumptions were applied in determining the fair value of deemed (for accounting purposes only) conversion of Objet equity awards:

Risk-free interest rate	0.35%-0.49%
Expected option term	2.5-3.7 years
Expected price volatility	60.72%-62.59%
Dividend yield	-
Weighted average merger date fair value	$70.01

Schedule of Assets Acquired and Liabilities Assumed

The allocation of the purchase price to assets acquired and liabilities assumed is as follows (in thousands):

Allocation of
Purchase Price
Cash and cash equivalents	$41,524
Restricted cash	845
Short-term bank deposit	30,062
Accounts receivable - Trade	23,633
Accounts receivable - Other	12,477
Prepaid expenses	1,011
Inventories	40,364
Deferred tax assets	1,755
Property, plant and equipment	15,475
Goodwill	797,063
Intangible assets	490,176
Other non-current assets	2,539
Total assets acquired	1,456,924
Accounts payable & other liabilities	49,876
Unearned revenue	8,674
Deferred tax liabilities	51,003
Other non-current liabilities	6,474
Total liabilities assumed	116,027
Total purchase price	$1,340,897

Schedule of Acquired Intangible Assets

The allocation of the purchase price to the net assets acquired and liabilities assumed resulted in the recognition of the following intangible assets (in thousands):

		Weighted Average
	Amount	Life - Years
Developed technology	$374,126	9.6
Customer relationships	72,679	10
Trade name	15,291	9
IPR&D	28,080	Indefinite
Total intangible assets	$490,176

Schedule of Results of Operations in Merger
Actual Objet results of operations included in the Consolidated Results of Operations:

Net sales	$19,098
Loss attributable to Objet	(4,626)

Schedule of Consolidated Results of Operations
	Year ended
	December 31,
(Unaudited	2012	2011
Supplemental pro forma combined results of operations:
Net sales	$359,054	$274,310
Loss attributable to Stratasys Ltd.	(21,577)	(78,705)
Loss per ordinary share attributable to Stratasys Ltd. - basic and diluted	$(0.58)	$(2.15)

Schedule of Adjustments to Supplemental Pro Forma Results of Operations

nts to the supplemental pro forma combined results of operations are as follows (in thousands):

	Year ended
	December 31,
(Unaudited)	2012	2011
Stock-based compensation related to business combination	$22,642	$22,079
Increase in amortization of intangibles	44,239	48,261
Adjust expenses related to business combination
(deal fees, inventory step-up, backlog, deferred revenues,
stock-based compensation accelerations)	(28,850)	50,644
Adjust taxes related to the adjustments to the supplemental pro forma	(2,899)	(6,960)
	$35,132	$114,024

Solidscape, Inc [Member]
Schedule of Assets Acquired and Liabilities Assumed

The final allocation of the purchase price to assets acquired and liabilities assumed is as follows (in thousands):

Allocation of
Purchase Price
Cash and cash equivalents	$540
Accounts receivable	439
Inventories	1,578
Other current assets	771
Deferred tax assets	383
Property, plant and equipment	364
Goodwill	24,616
Intangible assets	19,500
Total assets acquired	48,191
Accounts payable & other liabilities	(1,041)
Unearned revenue	(154)
Deferred tax liabilities	(7,897)
Total liabilities assumed	(9,092)
Total purchase price	$39,099

Schedule of Acquired Intangible Assets

The allocation of the purchase price to the net assets acquired and liabilities assumed resulted in the recognition of the following intangible assets (in thousands):

		Weighted Average
	Amount	Life - Years
Developed technology	$11,750	6.7
Customer base	5,100	15
Trademarks	1,150	15
In-process R&D	1,150	Indefinite
Non-compete agreement	350	3
Total intangible assets	$19,500